Risk Management and Financial Instruments	9 Months Ended
Sep. 30, 2024
Risk Management and Financial Instruments [Abstract]
Risk management and financial instruments

25 Risk management and financial instruments

Financial instruments:

Financial instruments are recognized in the unaudited condensed consolidated financial statements as follows:

	Note	September 30, 2024	December 31, 2023
Assets
Fair value through profit or loss (1)
Financial investments	3	2,782,219	2,642,258
National treasury bills	3	107,787	210,716
Derivative assets		91,701	169,736
Amortized cost (2)
Cash at banks	3	2,239,508	1,830,814
Margin cash	3	108,007	18,191
Trade accounts receivable	4	3,392,036	3,390,856
Related party receivables	8	108,388	118,554
Total		8,829,646	8,381,125
Liabilities
Amortized cost
Loans and financing	15	(18,958,037)	(19,999,137)
Trade accounts payable and supply chain finance	14	(5,800,771)	(6,205,119)
Lease	11	(1,771,627)	(1,841,227)
Other financial liabilities (3)		(70,014)	(104,043)
Fair value through profit or loss
Derivative liabilities		(140,375)	(144,251)
Total		(26,740,824)	(28,293,777)

(1)	CDBs are updated at the contractual rate but have a short-term and the counterparties are financial institutions, and their carrying amount is approximate to fair value; national treasury bill are measured at fair value.
(2)	Loans and receivables are classified as amortized cost; the trade accounts receivable are short-term and net of expected losses..

Fair value of assets and liabilities through profit or loss: The Group determine fair value measurements in accordance with the hierarchical levels that reflect the significance of the inputs used in the measurement, with the exception of those maturing in the short term, equity instruments without an active market and contracts with discretionary characteristics that the fair value cannot be measured reliably, according to the following levels:

Level 1 - Quoted prices in active markets (unadjusted) for identical assets or liabilities;

Level 2 - Inputs other than Level 1, in which prices are quoted for similar assets and liabilities, either directly by obtaining prices in active markets or indirectly through valuation techniques that use data from active markets.

	September 30, 2024			December 31, 2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial assets
Financial investments	—	2,782,219	2,782,219	206,650	2,435,608	2,642,258
National treasury bills	107,787	—	107,787	210,716	—	210,716
Derivative assets	—	91,701	91,701	—	169,736	169,736

Financial liabilities
Derivative liabilities	—	140,375	140,375	—	144,251	144,251

Fair value of assets and liabilities carried at amortized cost: The fair value of the Notes, are estimated using the closing sale price of these securities informed by a financial newswire on September 30, 2024 and December 31, 2023, considering there is an active market for these financial instruments. The book value of the remaining fixed-rate loans approximates fair value since the interest rate market, the Group’s credit quality, and other market factors have not significantly changed since entering into the loans. The book value of variable-rate loans and financings approximates fair value given the interest rates adjust for changes in market conditions and the quality of the Group’s credit rating has not substantially changed. For all other financial assets and liabilities, book value approximates fair value due to the short duration of the instruments. The following details the estimated fair value of the notes:

	September 30, 2024			December 31, 2023
Description	Principal	Price (% of the Principal)	Fair value	Principal	Price (% of the Principal)	Fair value
Notes 2.50% JBS Lux 2027	1,000,000	95.75%	957,520	1,000,000	92.10%	920,960
Notes 5.13% JBS Lux 2028	899,740	101.51%	913,326	900,000	99.66%	896,931
Notes 3.00% JBS Lux 2029	600,000	93.26%	559,542	600,000	88.24%	529,440
Notes 6.50% JBS Lux 2029	69,909	100.90%	70,534	77,973	99.27%	77,406
Notes 5.50% JBS Lux 2030	1,249,685	101.41%	1,267,268	1,250,000	98.55%	1,231,875
Notes 3.75% JBS Lux 2031	493,000	92.06%	453,876	500,000	86.45%	432,250
Notes 3.00% JBS Lux 2032	1,000,000	86.85%	868,470	1,000,000	81.66%	816,560
Notes 3.62% JBS Lux 2032	969,100	91.35%	885,321	1,000,000	85.60%	856,030
Notes 5.75% JBS Lux 2033	1,661,675	103.89%	1,726,248	2,050,000	99.35%	2,036,736
Notes 6.75% JBS Lux 2034	1,507,046	111.14%	1,675,007	1,600,000	105.27%	1,684,368
Notes 4.37% JBS Lux 2052	900,000	80.02%	720,216	900,000	74.36%	669,204
Notes 6.50% JBS Lux 2052	1,548,000	106.93%	1,655,339	1,550,000	100.71%	1,560,989
Notes 7.25% JBS Lux 2053	900,000	116.93%	1,052,406	900,000	109.34%	984,060
Notes 4.25% PPC 2031	855,725	95.22%	814,779	1,000,000	90.27%	902,650
Notes 3.50% PPC 2032	900,000	88.52%	796,698	900,000	84.47%	760,203
Notes 6.25% PPC 2033	980,000	106.31%	1,041,808	1,000,000	102.90%	1,029,020
Notes 6.87% PPC 2034	500,000	110.97%	554,826	499,999	108.05%	540,230
	16,033,880		16,013,184	16,727,972		15,928,912

Risk management:

The Group during the regular course of its operations is exposed to a variety of financial risks that include the effects of changes in market prices, (including foreign exchange, interest rate risk and commodity price risk), credit risk and liquidity risk. Such risks are fully disclosed in the last annual financial statements. There were no changes in the nature of these risks in the current period.

Below are the risks and operations to which the Group is exposed and a sensitivity analysis for each type of risk, consisting in the presentation of the effects in the finance income (expense), net, when subjected to possible changes, of 25% to 50%, in the relevant variables for each risk. For each probable scenario, the Group utilizes the Value at Risk Methodology (VaR),for the confidence interval (C.I.) of 99% and a horizon of one day.

a. Interest rate risk

The quantitative data referring to the risk of exposure to the Group’s interest rates on September 30, 2024 and December 31, 2023, are in accordance with the Financial and Commodity Risk Management Policy of the Group and are representative of the exposure incurred during the period. The main exposure to financial risks as of September 30, 2024 and December 31, 2023 are shown below:

	September 30, 2024	December 31, 2023
Net exposure to the CDI rate:
CRA - Agribusiness Credit Receivable Certificates	—	(60,676)
Credit note - export	(2,129)	(217,648)
Rural - Credit note - Prefixed	—	(1,208)
Related party transactions	—	624
CDB-DI (Bank certificates of deposit)	893,653	943,526
Margin cash	130,753	31,566
Subtotal	1,022,277	696,184
Derivatives (Swap)	(1,498,412)	(1,427,374)
Total	(476,135)	(731,190)
Net exposure to the IPCA rate:
Treasury bills	36,371	27,716
CRA - Agribusiness Credit Receivable Certificates	(1,195,278)	(2,101,681)
Margin cash	—	51,751
Related party transactions	108,388	117,930
Subtotal	(1,050,519)	(1,904,284)
Derivatives (Swap)	1,138,909	1,423,667
Total	88,390	(480,617)
Assets exposure to the CPI rate:
Margin cash	—	49,144
Total	—	49,144
Liabilities exposure to the SOFR rate:
Prepayment	—	(280,971)
Prepayment - exchange agreement	(2,683)	(2,915)
Total	(2,683)	(283,886)
Liabilities exposure to the TJLP rate:
Working Capital	—	(771)
Total	—	(771)

Sensitivity analysis as of September 30, 2024:

			Scenario (I) VaR 99% C.I. 1 day		Scenario (II) Interest rate variation - 25%		Scenario (III) Interest rate variation - 50%
Contracts exposure	Risk	Current scenario	Rate	Effect on income	Rate	Effect on income	Rate	Effect on income
CDI	Increase	10.65%	10.70%	(213)	15.98%	(24,668)	21.30%	(49,336)
IPCA	Decrease	4.24%	4.23%	(5)	3.18%	(921)	2.12%	(1,842)
SOFR	Increase	4.96%	4.96%	—	6.20%	(33)	7.44%	(65)
				(218)		(25,622)		(51,243)

			September 30, 2024				December 31, 2023
Instrument	Risk factor	Maturity	Notional	Fair value (Asset) - US$	Fair value (Liability) - US$	Fair value	Notional	Fair value (Asset) - US$	Fair value (Liability) - US$	Fair value

	CDI	2024	—	—	—	—	181,769	189,067	(189,571)	(504)
	IPCA	2024	—	—	—	—	111,031	142,472	(111,625)	30,847
	IPCA	2027	179,587	184,386	(189,258)	(4,872)	79,937	94,520	(85,402)	9,118
	IPCA	2028	—	—	—	—	91,298	108,777	(100,034)	8,743
	IPCA	2030	—	—	—	—	289,179	350,639	(328,591)	22,048
	IPCA	2031	268,023	313,755	(317,771)	(4,016)	288,874	333,981	(326,029)	7,952
	IPCA	2032	210,353	228,005	(241,600)	(13,594)	87,821	103,620	(105,459)	(1,839)
Swap	IPCA	2034	146,840	152,152	(154,902)	(2,750)	—	—	—	—
	IPCA	2036	—	—	—	—	18,824	23,487	(24,650)	(1,163)
	IPCA	2037	217,616	260,610	(290,070)	(29,459)	214,822	266,169	(267,639)	(1,470)
	IPCA	2038	161,761	171,602	(175,329)	(3,727)	—	—	—	—
	IPCA	2039	23,703	25,066	(25,208)	(142)	—	—	—	—
	IPCA	2044	91,775	97,952	(104,275)	(6,322)	—	—	—	—

			1,299,658	1,433,528	(1,498,413)	(64,882)	1,363,555	1,612,732	(1,539,000)	73,732

b. Exchange rate risk

Below are presented the risks related to the most significant exchange rates fluctuation given the relevance of these currencies in the Group’s operations and the stress analysis scenarios and VaR to measure the total exposure as well as the cash flow risk with B3 and the Chicago Mercantile Exchange. The Group discloses these exposures considering the fluctuations of an exchange rate in particular towards the functional currency of each subsidiary.

	USD		EUR		GBP		MXN		AUD
	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023	September 30, 2024	December 31, 2023
OPERATING
Cash and cash equivalents	2,153,281	1,570,813	89,156	68,154	14,300	20,102	—	271,503	3	42
Trade accounts receivable	686,785	579,651	147,882	147,839	65,867	49,743	—	134,113	957	241
Sales orders(1)	—	916,595	—	73,564	—	217,509	—	—	—	—
Trade accounts payable	(265,613)	(174,781)	(46,564)	(74,963)	(15,756)	(15,846)	—	(267,433)	(2,670)	(320)
Purchase orders	—	(56,710)	—	(18,012)	—	—	—	—	—	—
Subtotal	2,574,453	2,835,568	190,474	196,582	64,411	271,508	—	138,183	(1,710)	(37)
FINANCIAL
Margin cash	342	—	—	—	—	—	—	—	—	—
Advances to customers	(3,384)	(111,368)	(2,132)	(12,621)	(194)	(511)	—	—	—	—
Loans and financing	(1,106,635)	(306,798)	(2,291)	(3,218)	(13,190)	—	—	—	—	—
Subtotal	(1,109,677)	(418,166)	(4,423)	(15,839)	(13,384)	(511)	—	—	—	—
Subtotal	1,464,776	2,417,402	186,051	180,743	51,027	270,997	—	138,183	(1,710)	(37)

Total exposure	1,464,776	2,417,402	186,051	180,743	51,027	270,997	—	138,183	(1,710)	(37)
DERIVATIVES
Future contracts	362,498	(250,788)	—	(137,070)	(64,152)	(44,142)	—	—	—	—
Deliverable Forwards (DF´s)	(488,164)	(398,024)	72,103	67,303	(14,364)	(14,369)	—	—	1,479	2,846
Non-Deliverable Forwards (NDF´s)	(1,052,831)	(1,306,760)	(24,714)	5,071	(10,179)	(97,124)	—	—	—	—
Total derivatives	(1,178,497)	(1,955,572)	47,389	(64,696)	(88,695)	(155,635)	—	—	1,479	2,846
NET EXPOSURE	286,279	461,830	233,440	116,047	(37,668)	115,362	—	138,183	(231)	2,809

b1 Sensitivity analysis and derivative financial instruments breakdown as of September 30, 2024:

b1.1 US Dollar (amounts in thousands of US$):

		Current	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 25%		Scenario (iii) Interest rate variation - 50%
Exposure of US$	Risk	exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	5.4481	5.3571	(42,265)	4.0861	(632,317)	2.7241	(1,264,639)
Financial	Depreciation	5.4481	5.3571	18,218	4.0861	272,550	2.7241	545,102
Derivatives	Depreciation	5.4481	5.3571	19,348	4.0861	289,456	2.7241	578,914

			September 30, 2024			December 31, 2023
Instrument	Risk factor	Nature	Quantity	Notional (US$)	Fair value	Quantity	Notional (US$)	Fair value

Future Contract	American dollar	Long	39,499	362,498	(319)	52,199	(250,788)	(2,078)

			September 30, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (USD)	Notional (US$)	Fair value	Notional (USD)	Notional (US$)	Fair value

Deliverable Forwards	American dollar	Short	(488,164)	(478,434)	25,613	(398,024)	(398,024)	29,150
Non-Deliverable Forwards	American dollar	Short	(1,052,831)	(1,031,846)	35,659	(1,306,760)	(1,306,760)	13,975

b1.2 € - EURO (amounts in thousands of US$):

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 25%		Scenario (iii) Interest rate variation - 50%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income

Operating	Appreciation	6.0719	5.9828	(2,745)	4.5539	(46,783)	3.0360	(93,566)
Financial	Depreciation	6.0719	5.9828	64	4.5539	1,086	3.0360	2,173
Derivatives	Appreciation	6.0719	5.9828	(683)	4.5539	(11,639)	3.0360	(23,279)

			September 30, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (EUR)	Notional (US$)	Fair value	Notional (EUR)	Notional (US$)	Fair value

Future Contract	Euro	Short	(946)	(57,452)	203	(1,157)	5,071	513
Deliverable Forwards	Euro	Long	11,875	72,103	(634)	12,576	67,303	(1,885)
Non-Deliverable Forwards	Euro	Short	(4,070)	(24,714)	679	947	5,071	(652)

b1.3 £ - British Pound (amounts in thousands of US$):

			Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 25%		Scenario (iii) Interest rate variation - 50%
Exposure of US$	Risk	Current exchange	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Appreciation	7.2999	7.4112	965	9.1249	15,820	10.9499	31,640
Financial	Depreciation	7.2999	7.4112	(201)	9.1249	(3,287)	10.9499	(6,574)
Derivatives	Depreciation	7.2999	7.4112	(1,329)	9.1249	(21,785)	10.9499	(43,569)

			September 30, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (GBP)	Notional (US$)	Fair value	Notional (GBP)	Notional (US$)	Fair value

Deliverable Forwards	British pound	Short	(1,968)	(14,364)	(24)	(2,333)	(14,369)	202
Non-Deliverable Forwards	British pound	Short	(1,394)	(10,179)	(69)	(15,771)	(97,124)	(579)

b1.4 AUD - Australian Dollar (amounts in thousands of US$):

		Current	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Interest rate variation - 25%		Scenario (iii) Interest rate variation - 50%
Exposure of US$	Risk	exchange rate	Exchange rate	Effect on income	Exchange rate	Effect on income	Exchange rate	Effect on income
Operating	Depreciation	3.7777	3.8321	(24)	4.7221	(420)	5.6666	(840)
Derivatives	Appreciation	3.7777	3.8321	21	4.7221	363	5.6666	727

			September 30, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (AUD)	Notional (US$)	Fair value	Notional (AUD)	Notional (US$)	Fair value

Deliverable Forwards	Australian dollar	Long	392	1,479	(6)	865	2,846	(1)

c. Commodity price risk

The Group operates globally (the entire livestock protein chain and related business) and during the regular course of its operations is exposed to price fluctuations in feeder cattle, live cattle, lean hogs, corn, soybeans, and energy, especially in the North American, Australian and Brazilian markets. Commodity markets are characterized by volatility arising from external factors including climate, supply levels, transportation costs, agricultural policies and storage costs, among others. The Risk Management Department is responsible for mapping the exposures to commodity prices of the Group and proposing strategies to the Risk Management Committee, in order to mitigate such exposures.

c1. Position balance in commodities (cattle) contracts of JBS S.A.:

Exposure in Commodities (Cattle)	September 30, 2024	December 31, 2023
DERIVATIVES
Future contracts	(17,150)	(101)
NET EXPOSURE	(17,150)	(101)

Sensitivity analysis as of September 30, 2024:

		Current	Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) @ Variation - 25%		Scenario (ii) @ Variation - 50%
Exposure	Risk	price (USD per head)	Price	Effect on income	Price	Effect on income	Price	Effect on income

Derivatives	Appreciation	50	51	(301)	63	(4,212)	76	(8,424)

Derivatives financial instruments breakdown:

			September 30, 2024			December 31, 2023
Instrument	Risk factor	Nature	Quantity	Notional	Fair value	Quantity	Notional	Fair value

Future Contracts	Commodities (Cattle)	Short	(1,715)	(17,150)	(67)	(6)	(101)	—

c2. Position balance in commodities (grain) derivatives financial instruments of Seara Alimentos:

EXPOSURE in Commodities (Grain)	September 30, 2024	December 31, 2023
OPERATING
Purchase orders	66,890	114,097
Subtotal	66,890	114,097
DERIVATIVES
Future contracts	50,112	—
Subtotal	50,112	—
NET EXPOSURE	117,002	114,097

Sensitivity analysis as of September 30, 2024:

		Scenario (i) VaR 99% C.I. 1 day		Scenario (ii) Price variation - 25%		Scenario (ii) Price variation - 50%
Exposure	Risk	Price (USD per tonne)	Effect on income	Price	Effect on income	Price	Effect on income

Operating	Depreciation	(1.50)%	(985)	(25)%	(16,429)	(50)%	(32,858)
Derivatives	Depreciation	(1.50)%	(738)	(25)%	(12,308)	(50)%	(24,617)

Derivatives financial instruments breakdown:

			September 30, 2024			December 31, 2023
Instrument	Risk factor	Nature	Quantity	Notional	Fair value	Quantity	Notional	Fair value

Future contracts	Commodities (Grains)	Short	7,852	50,112	183	—	—	—

c3. Hedge accounting of Seara Alimentos:

The Group applies hedge accounting for grain purchases by the subsidiary Seara Alimentos, aiming at bringing stability to the results. The designation of these instruments is based on the guidelines outlined in the Financial and Commodity Risk Management Policy defined by the Risk Management Committee and approved by the Board of Directors.

Financial instruments designated for hedge accounting were classified as cash flow hedge. The effective amount of the instrument’s gain or loss is recognized under “Other comprehensive income (expense)” and the ineffective amount under “Financial income (expense), net”, and the accumulated gains and losses are reclassified to profit and loss or to the balance sheet when the object is recognized, adjusting the item in which the hedged object was recorded.

In these hedge relationships, the main sources of ineffectiveness are the effect of the counterparties and the Group’s own credit risk on the fair value of the forward foreign exchange contracts, which is not reflected in the change in the fair value of the hedged cash flows attributable to the change in exchange rates; changes in commodities prices; and changes in the timing of the hedged transactions.

The effects on the income statement, other comprehensive income, and balance sheet of derivative financial instruments contracted for foreign exchange, commodity price, and interest rate hedging are presented below:

Hedge accounting - Derivative instruments	Risk factor	Quantity	Notional	Fair value
Future contracts	Commodities	7,852	50,112	199

c3.1. Hedge instruments:

Below are presented the effects on the income statement for the period, on other comprehensive income, and on the Balance Sheet of the derivative financial instruments contracted for foreign exchange, commodity price, and interest rate hedging:

	September 30, 2024	September 30, 2023
Statements of income:

Cost of sales before hedge accounting adoption	(5,053,872)	(5,976,928)

Derivatives operating income (loss)	98	28,089
Currency	—	1,577
Commodities	98	26,512
Cost of sales with hedge accounting	(5,053,774)	(5,948,839)

Financial income (expense), net excluding derivatives	(56,114)	(19,995)

Derivatives financial income (expense), net	(106,698)	(26,210)
Currency	(84,351)	10
Commodities	(22,047)	(24,752)
Interest	(300)	(1,468)

Financial income (expense), net	(162,812)	(46,205)

Below are the effects on other comprehensive income (expense), after the adoption of hedge accounting:

	September 30, 2024	September 30, 2023
Statements of other comprehensive income (expense):

Financial instruments designated as hedge accounting:	932	(5,057)
Currency	—	(5,118)
Commodities	932	61

Gain on cash flow hedge	1,412	3,136
Deferred income tax on hedge accounting
Total of other comprehensive income (expense)	1,412	3,136

Hedge cash flow movement	December 31, 2023	OCI	September 30, 2024
Hedge accounting operations at the parent company	(510)	1,437	927
(-) IR/CS	173	(489)	(316)
Impact of Hedge Operations on Subsidiaries	(337)	948	611

Below are the effects on the statement of financial position, after the adoption of hedge accounting:

	September 30, 2024	December 31, 2023
Statement of financial position:

Derivative (liabilities)/assets	183	—
Financial instruments designated as hedge accounting:
Commodities	183	—

Derivative (liabilities)/assets	9,430	4,473
Financial instruments not designated as hedge accounting:
Exchange	9,430	4,977
Interest	—	(504)
Other comprehensive income (expense)	949	(550)
Currency	—	39
Commodities	949	(589)

Inventories	(724)	6,577
Currency	—	136
Commodities	(724)	6,441

Open amounts in statement of financial position of derivative assets and liabilities:

	September 30, 2024	December 31, 2023

Assets:

Designated as hedge accounting	183	—
Currency	183	—

Not designated as hedge accounting
Currency	9,430	4,977

Current assets	9,613	4,977
Non-current assets	—	—

(Liabilities):
Not designated as hedge accounting	—	504
Interest	—	504

Current liabilities	—	—

c4. Position balance in commodities derivatives financial instruments of JBS USA:

Exposure in Commodities	September 30, 2024	December 31, 2023
OPERATIONAL
Firm contracts of cattle purchase	2,869,811	3,230,355
Subtotal	2,869,811	3,230,355
DERIVATIVES
Deliverable Forwards	(449,400)	389,130
Subtotal	(449,400)	389,130
NET EXPOSURE	2,420,411	3,619,485

Sensitivity analysis as of September 30, 2024:

		Scenario (i) VaR 99% I.C. 1 day		Scenario (ii) Price variation - 25%		Scenario (iii) Price variation - 50%
Exposure	Risk	Price (USD per head)	Effect on income	Price	Effect on income	Price	Effect on income

Operating	Depreciation	(2.06)%	(57,940)	(25.00)%	(704,863)	(50.00)%	(1,409,726)
Derivatives	Appreciation	(2.06)%	9,073	(25.00)%	110,379	(50.00)%	220,757

Derivatives financial instruments breakdown:

			September 30, 2024			December 31, 2023
Instrument	Risk factor	Nature	Notional (USD)	Notional (R$)	Fair value	Notional (USD)	Notional (R$)	Fair value

Deliverable Forwards	Commodities (Cattle)	Short	(82,487)	(449,400)	(633)	80,377	389,130	(1,982)

d. Credit risk

The information about the exposure to weighted average loss rate, gross carrying amount, expected credit loss recognized in profit or loss and credit-impaired on financial assets were as follows:

	Weighted average loss rate	Gross carrying amount	Expected credit loss
September 30, 2024
Cash and cash equivalents	—	5,070,055	—
Margin cash	—	167,466	—
Trade accounts receivable	(2.63)%	3,392,036	(89,133)
Related party receivables	—	108,388	—
	—	8,737,945	(89,133)

e. Liquidity risk

The table below shows the contractual obligation amounts from financial liabilities of the Group according to their maturities:

	September 30, 2024					December 31, 2023
	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years	Total	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years	Total

Trade accounts payable and supply chain finance	5,800,771	—	—	—	5,800,771	6,205,119	—	—	—	6,205,119
Loans and financing	1,857,767	30,574	2,680,319	14,389,378	18,958,038	891,570	171,228	1,212,538	17,723,802	19,999,138
Estimated interest on loans and financing (1)	2,175,258	850,019	1,621,919	6,573,410	11,220,606	1,362,896	1,052,488	1,910,116	7,390,262	11,715,762
Derivatives liabilities (assets)	101,572	38,803	—	—	140,375	144,251	—	—	—	144,251
Payments of leases	346,205	636,501	207,642	581,279	1,771,627	(2,796)	293,444	442,272	1,108,307	1,841,227
Other liabilities	15,028	54,970	—	15	70,013	21,162	20,914	—	61,967	104,043

(1)	Includes interest on all loans and financing outstanding. Payments are estimated for variable rate debt based on effective interest rates for the nine-month period ended September 30, 2024 and for the year ended December 31, 2023. Payments in foreign currencies are estimated using the September 30, 2024 and December 31, 2023 exchange rates.

The Group has future commitment for purchase of grains and cattle whose balances for the nine-month period ended September 30, 2024 is US$29 billion (December 31, 2023 at US$35,6 billion).

The Group has securities pledged as collateral for derivative transactions with the commodities and futures whose balance as of September 30, 2024 is US$23,088 (US$13,575 at December 31, 2023). This guarantee exceeds the amount of the collateral.

The indirect subsidiary JBS USA and its subsidiaries, has securities pledged as collateral for derivative transactions with the commodities and futures whose balance as of September 30, 2024 is US$107,665 (US$67,335 at December 31, 2023). This guarantee exceeds the amount of the collateral.

Also, the indirect subsidiary Seara Alimentos has securities pledged as collateral for derivative transactions with the commodities and futures whose balance as of September 30, 2024 is US$36,713 (US$51,751 at December 31, 2023). This guarantee exceeds the amount of the collateral.

A future breach of covenant may require the Group to repay the loan earlier than indicated in the above table.

The interest payments on variable interest rate loans and bond issues in the table above reflect market forward interest rates at the reporting date and these amounts may change as market interest rates change. The future cash flows on derivative instruments may be different from the amount in the above table as interest rates and exchange rates or the relevant conditions underlying the derivative change. Except for these financial liabilities, it is not expected that the cash flows included in the maturity analysis could occur significantly earlier, or at significantly different amounts.

f. Risks linked to climate change and the sustainability strategy

In view of the Group’s operations, there is inherent exposure to risks related to climate change. Certain Group assets, which are mainly biological assets that can be measured at fair value, may be impacted by climate change, and are considered in the preparation of these financial statements.

For the nine-month period ended September 30, 2024, Management considered as main risk the data and assumptions highlighted below:

(i)	possible impacts on the determination of fair value in biological assets due to the effects of climate change, such as temperature rise, scarcity of water resources, may impact some assumptions used in accounting estimates related to the Group’s biological assets, as follows:

●	losses of biological assets due to heat waves and droughts which occur with greater frequency and intensity;

●	reduction in the expected growth of our biological assets due to natural disasters, fires, pandemics or changes in rainfall patterns; and

●	interruption in the production chain due to adverse weather events, causing power outages, fuel shortages, disruption of transportation channels, among other things.

(ii)	structural changes and their impacts on the business, such as:

●	regulatory and legal: regulation and legislation arising from Brazilian and/or international authorities that encourage the transition to a low-carbon economy and/or with greater biodiversity and that increase the risk of litigation and/or commercial restrictions related to the alleged contribution, even if indirect, for the intensification of climate change;

●	reputational: related to customers’ perceptions and the society in general regarding the positive or negative contribution of an organization to a low carbon economy.